RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Plan participants invest in shares of registered investment companies and collective investment trusts managed by affiliates of VFTC. VFTC acts as trustee for investments of the Plan. Plan assets managed by affiliates of VFTC were $310,055,837 and $273,501,730 as of December 31, 2025 and 2024, respectively. Transactions in these investments qualify as party-in-interest transactions and are exempt from the prohibited transaction rules.

The Plan participants also invest in shares of the Company’s common stock through the Crown Holdings, Inc. Stock Fund. The Company’s common stock fund held approximately 152,827 and 178,753 shares of Crown Holdings, Inc. common stock representing 4.4% and 4.7% of Plan assets as of December 31, 2025 and 2024, respectively. For the years ended December 31, 2025 and 2024, the Company common stock fund had purchases of $1,243,426 and $2,980,703, respectively, and sales of $4,138,783 and $3,027,603, respectively. Dividend income from the Company’s common stock fund totaled $165,038 and $180,587 for the years ended December 31, 2025 and 2024, respectively. The Plan also issues loans to participants, which are secured by the balances in the respective participant accounts. Transactions in such investments and notes receivable from participants qualify as party-in-interest transactions and are exempt from the prohibited transaction rules.
Certain administrative functions of the Plan are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan.